Summary of Principal Accounting Policies (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended
	Sep. 30, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)
Summary of Principal Accounting Policies [Line Items]
Accumulated deficits	¥ 4,605,215		$ 670,212		¥ 4,605,215		¥ 4,623,123
Net cash used in operating activities			1,232	¥ 8,501		¥ 7,948
Current liabilities exceeded current assets	909,308				909,308		900,550
Revenues			$ 28,680	¥ 197,832		175,675
Reserve registered capital percentage			10.00%	10.00%
Non-current restricted cash	5,000		$ 725		5,000		5,000
Advances to suppliers	2,593				2,593		5,511
Allowance for doubtful accounts	41				41		¥ 261
Impairment losses on goodwill						644,908
Commission revenue				197,832		175,675
Value added tax percentage			6.00%				6.00%
Cost of revenue			$ 27,863	¥ 192,200		171,379
Tax benefit largest amount			50.00%	50.00%
Share based compensation expenses
Impairment of ROU assets
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]			Chief Executive Officer [Member]	Chief Executive Officer [Member]
CODM description			The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews the unaudited condensed consolidated results of operations when making decisions about allocating resources and assessing performance of the Company.	The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who reviews the unaudited condensed consolidated results of operations when making decisions about allocating resources and assessing performance of the Company.
outstanding principal amount and accrued interest				¥ 27,342
Impairment losses						¥ 7,119
Alpha Mind [Member]
Summary of Principal Accounting Policies [Line Items]
Impairment losses on goodwill	¥ 685,957	¥ 1,284,218
Modern Service [Member]
Summary of Principal Accounting Policies [Line Items]
Value added tax percentage			6.00%				6.00%
United State [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate			0.01				0.01
China [Member]
Summary of Principal Accounting Policies [Line Items]
Foreign currency exchange rate			0.06898				0.06898